EQUITY (Detail Textuals 2)	12 Months Ended						1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Stock Options USD ($)	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2011 Stock Options USD ($)	Mar. 31, 2011 2006 Stock Option Plan Stock Options USD ($)	Oct. 31, 2006 2006 Stock Option Plan Stock Options	Oct. 31, 2013 2006 Stock Option Plan Stock Options Directors and Employees USD ($)	Mar. 31, 2013 2006 Stock Option Plan Stock Options Directors and Employees USD ($)	Jun. 30, 2012 2006 Stock Option Plan Stock Options Directors and Employees USD ($)	Mar. 31, 2012 2006 Stock Option Plan Stock Options Directors and Employees USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock reserved for issuance								600,000
Term of options granted							5 years	10 years
Number of stock options outstanding				153,000	132,166	44,000
Exercisable price of option granted				$ 5.96	$ 8.34	$ 10.83	$ 10.83		$ 6.25	$ 5.53		$ 8.34
Number of employees stock options exercised				100,000	12,000		44,000		91,200	61,800	12,000	132,166
Proceeds from employees stock options exercised	$ 216,000	1,337,000	135,000								$ 21,300